Leasing Arrangements - Operating Lease Costs - Fixed and Variable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	$ 2,322,407	$ 2,594,125	$ 2,192,157
Fixed equipment and other lease costs	1,276	2,115	6,206
Total fixed lease costs	2,323,683	2,596,240	2,198,363
Variable real estate lease costs	478,278	463,962	357,391
Variable equipment and other lease costs	4,762	3,068	1,902
Total variable lease costs	483,040	467,030	359,293
Location operating expenses
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	2,037,500	2,283,042	1,612,658
Fixed equipment and other lease costs	1,218	2,085	2,943
Total fixed lease costs	2,038,718	2,285,127	1,615,601
Variable real estate lease costs	445,026	438,436	315,258
Variable equipment and other lease costs	3,143	2,877	1,902
Total variable lease costs	448,169	441,313	317,160
Pre-opening Location Expenses
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	131,704	243,298	507,591
Fixed equipment and other lease costs	21	0	0
Total fixed lease costs	131,725	243,298	507,591
Variable real estate lease costs	18,627	16,376	35,281
Variable equipment and other lease costs	(3)	40	0
Total variable lease costs	18,624	16,416	35,281
Selling, general and administrative expenses
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	31,747	67,172	71,764
Fixed equipment and other lease costs	13	30	3,263
Total fixed lease costs	31,760	67,202	75,027
Variable real estate lease costs	3,627	8,408	6,852
Variable equipment and other lease costs	257	151	0
Total variable lease costs	3,884	8,559	6,852
Restructuring and other related costs
Lessee, Lease, Description [Line Items]
Fixed real estate lease costs	121,456	613	144
Fixed equipment and other lease costs	24	0	0
Total fixed lease costs	121,480	613	144
Variable real estate lease costs	10,998	742	0
Variable equipment and other lease costs	1,365	0	0
Total variable lease costs	$ 12,363	$ 742	$ 0